Restructuring (Summary Of Restructuring Activities And Related Reserves) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2010	Mar. 31, 2012 Severance And Employee Benefits [Member]	Dec. 31, 2010 Severance And Employee Benefits [Member]	Mar. 31, 2012 Environmental Remediation [Member]	Dec. 31, 2010 Environmental Remediation [Member]	Dec. 31, 2010 Asset Impairment [Member]	Dec. 31, 2011 Asset Impairment [Member]	Mar. 31, 2012 Inventory Writedowns [Member]	Dec. 31, 2010 Inventory Writedowns [Member]	Mar. 31, 2012 Site Demolition [Member]	Dec. 31, 2010 Site Demolition [Member]	Mar. 31, 2012 Restructuring Activities Other [Member]	Dec. 31, 2010 Restructuring Activities Other [Member]
Summary of Restructuring Activities and Related Reserves
Reserve at beginning	$ 15.9		$ 1.8		$ 6.7			$ 0	$ 0		$ 6.2		$ 1.2
Charges	0.3	41.0	0	3.4	0	6.7	20.2		0.3	3.3	0	6.2	0	1.2
Costs charged against assets	(0.3)	(23.5)	0	0	0	0	(20.2)		(0.3)	(3.3)	0	0	0	0
Cash paid	(1.1)	(1.6)	(0.9)	(1.6)	0	0	0		0	0	0	0	(0.2)	0
Reserve at end	$ 15.1	$ 0	$ 0.8	$ 0	$ 6.9	$ 0	$ 0	$ 0	$ 0	$ 0	$ 6.4	$ 0	$ 1.0	$ 0